Principal subsidiaries - Additional Information (Detail) - CAD ($) $ in Billions	Oct. 31, 2024	Oct. 31, 2023
Associated companies [member]
Disclosure of subsidiaries [line items]
Restricted net assets of subsidiaries, joint ventures and associates	$ 56	$ 50